Summary of Stock Option Activity (Detail) $ / shares in Units, $ in Thousands	12 Months Ended
Dec. 31, 2020 USD ($) $ / shares shares
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options, Outstanding beginning balance | shares	584,675
Options, Granted | shares	161,500
Options, Exercised | shares	(135,809)
Options, Forfeited | shares	(25,250)
Options, Outstanding ending balance | shares	585,116
Options, Exercisable | shares	89,697
Weighted-Average Exercise Price, Outstanding beginning balance | $ / shares	$ 159.34
Weighted-Average Exercise Price, Granted | $ / shares	207.60
Weighted-Average Exercise Price, Exercised | $ / shares	146.90
Weighted-Average Exercise Price, Forfeited | $ / shares	175.76
Weighted-Average Exercise Price, Outstanding ending balance | $ / shares	174.83
Weighted-Average Exercise Price, Exercisable | $ / shares	$ 161.15
Weighted-Average Remaining Contractual Term (in years), Outstanding	3 years 2 months 19 days
Weighted-Average Remaining Contractual Term (in years), Exercisable	2 years 3 months 7 days
Aggregate Intrinsic Value, Outstanding | $	$ 30,729
Aggregate Intrinsic Value, Exercisable | $	$ 5,866